Related Party Transactions and Balances	12 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties

Name	Relationship with the Company
Mr. Xianxin Xiang	Shareholder and director of Beta FinTech
Mr. Shaojie Sun	Director of Beta FinTech
Beta Information Services Limited	Entity controlled by shareholders of the Company
Jieying International Holdings Limited	Shareholder of Beta FinTech
Real Wisdom Capital International Holdings Limited	Shareholder of Beta FinTech
Beta Financial Investment Limited	15% equity interest held by the Company

Related parties transactions

		For the years ended June 30,
Name	Nature	2025	2024
		US$	US$
Mr. Xianxin Xiang	Interest income from margin loans	3,169	145
Mr. Xianxin Xiang	Securities brokerage commissions and handling fee	7,471	—
Mr. Shaojie Sun	Securities brokerage commissions and handling fee	207	—
Beta Financial Investment Limited	Financial advisory service	146,631	—

Financial advisory service represented the business and operational strategy provided to Beta Financial Investment Limited, which is our 15% investment, who is engaged in OTC derivatives trading. The Company has entered into a service agreement with Beta Financial Investment Limited to provide business and operational strategy for the start up company. The Company recognized as financial advisory service income of $146,631 for the year ended June 30, 2025.

		For the years ended June 30,
Name	Nature	2025	2024
		US$	US$
Beta Information Services Limited	IT consultancy service expense	231,086	153,472
Wonderland International Financials Limited	Other general and administrative expenses – management fee expenses	—	43,230

Management fee expenses represent service fees for general corporate management paid to Wonderland International Financial Holdings Limited. These corporate services were terminated on October 31, 2023.

Related parties balances

		As of June 30,
Name	Nature	2025	2024
		US$	US$
Mr. Xianxin Xiang	Loans to customers	—	26,900
Jieying International Holdings Limited	Advance	2,653	—
Real Wisdom Capital International Holdings Limited	Advance	1,675	—
Beta Information Services Limited	Prepaid expenses	—	76,841
Mr. Xianxin Xiang	Payables to customers	(11,012)	(2,554)
Mr. Shaojie Sun	Payables to customers	(25,349)	—

Balances with related parties are unsecured and repayable on demand and non-interest bearing of which no interest income was recognized on the funds advanced except for the margin loans, to Mr. Xianxin Xiang and Mr. Shaojie Sun, both of whom are directors of the Company, which bear an interest rate of 4.8% per annum. These balances are non-trade in nature except for the margin loans to customer and payables to customer. All balances have been settled by cash in October 2025.

Remuneration to senior management for the years ended June 30, 2025 and 2024 were:

	For the years ended June 30,
	2025	2024
	US$	US$
Salaries and other short term employee benefits	412,193	449,347
Payments to defined contribution pension schemes	3,723	4,470
	415,916	453,817